Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Premises and Equipment [Abstract]
Property, Plant and Equipment

The following is a summary of premises and equipment at December 31, 2015 and 2014:

	2015	2014
Land and improvements	$3,401,312	$3,401,312
Buildings	11,652,345	11,587,176
Equipment	4,244,864	4,295,575
	19,298,521	19,284,063
Less accumulated depreciation	7,249,841	6,898,507
Premises and equipment, net	$12,048,680	$12,385,556